Note 32 - Transition Period Comparative Information (Unaudited) - Condensed Consolidated Statement of Operations (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 25, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 13,617	$ 48,710	$ 43,545	$ 39,036	$ 33,647
Costs of sales		(11,960)	(40,885)	(37,452)	(32,726)	(28,524)
Gross profit		1,657	7,825	6,093	6,310	5,123
General and administrative expenses		(1,291)	(5,479)	(7,195)	(7,685)	(12,814)
Loss on solar development	$ (400)	(38)	(1,589)	(2,668)	2,615	(1,356)
Depreciation and amortization		(214)	(898)	(1,447)	(430)	(420)
Operating profit/(loss)		(33)	2,169	(5,217)	(5,410)	(7,595)
Restructuring and other non-recurring costs		(525)	(3,410)	(2,404)	(2,017)	(1,873)
Finance expense - net		(796)	(3,182)	(3,345)	(3,243)	(3,395)
Profit/(loss) before income tax		(1,354)	(4,390)	(10,966)	(10,666)	(34,137)
Income tax		(92)	(713)	(353)	(557)	6,258
Profit/(loss) for the period		$ (1,446)	$ (5,103)	$ (11,319)	$ (11,223)	$ (27,879)